Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Loss Contingencies [Line Items]
Commitments and contingencies
10. Commitments and contingencies
The Company has the following obligations over the next five fiscal years ending June 30, 2028:
Clinical development
The remaining commitments relating to contracts for drug manufacturing, clinical study management and safety for contracts the Company has entered into for its clinical trials as of June 30, 2024, is $1,852. Pursuant to the commitments for clinical trials, the Company has paid a total of $205 in deposits related to study initiation and certain study costs (note 3). These deposits are available to be applied against invoices received from the contract research organization but have not been netted against the Company’s commitments for the fiscal year ended June 30, 2024.
Office lease
The Company currently rents its shared head office on a
one-year
renewable lease at $2.4 per year and until January 2024, rented its administrative offices on a month-to-month
basis at a total rate of $1.90 (CA $2.5 per month) per month. During the year ended June 30, 2024, the Company recorded a total of $14 as rent expense (2023 - $39).

Tuhura Biosciences Inc. and Subsidiary [Member]
Loss Contingencies [Line Items]
Commitments and contingencies
Note
12-Commitments
and contingencies
Lease Commitments
- The Company leases facilities under
non-cancelable
operating leases for the laboratory and offices in Tampa, Florida. The current lease expires in March 2026.
Future minimum lease payments under these leases are as follows:

Year ending December 31, 2025 (6 months)	$86,823
Year ending December 31, 2026	43,411
Interest portion of right of use liability	(5,265)

Operating lease liabilities	$124,969

Total lease expense was approximately $85,000 and $78,000 for the six months ended June 30, 2025 and 2024, respectively.
Cash paid for amounts included in the measurement of lease liabilities was approximately $86,000 and $74,000 for the six months ended June 30, 2025 and 2024.
For the current lease, the weighted-average lease term is 0.75 years and 1.75 years and the weighted average discount rate is 10.0% and 10.0% as of June 30, 2025 and 2024
Employment Agreements
- The Company maintains employment agreements with its Chief Executive Officer and Chief Financial Officer, each entered into in May 2023 by Legacy TuHURA, as amended and as subsequently assumed by the Company in connection with the closing of the Kintara Merger.
Future minimum payments under these employment agreements are as follows:

Year ending December 31, 2025 (6 months)	$437,000
Year ending December 31, 2026	874,000

$1,311,000

Note
14-Commitments
and contingencies
Lease Commitments
- The Company leases facilities under
non-cancelable
operating leases for the laboratory and offices in Tampa, Florida. The current lease expires in February 2026.
Future minimum lease payments under these leases are as follows:

Year ending December 31, 2025	$172,931
Year ending December 31, 2026	43,411
Interest portion of right of use liability	(13,800)

Operating lease liabilities	$202,542

Total lease expense was approximately $163,000 and $126,000 for the years ended December 31, 2024 and 2023, respectively.
Cash paid for amounts included in the measurement of lease liabilities was approximately $160,000 and $126,000 for the years ended December 31, 2024 and 2023.
For the current lease, the weighted-average lease term is 1.25 years and 2.25 years and the weighted average discount rate is 10.0% as of December 31, 2024 and 2023
Employment Agreements
- In March 2024, the Company signed a consulting agreement with an entity owned by the former CEO and President and paid approximately $243,000 and $555,000 for the years ended December 31, 2024 and 2023. In May 2023, and amended in March 2024, and in November of 2024, the Company signed employment agreements with the CEO and CFO.
Future minimum payments under these employment and consulting agreements are as follows:

Year ending December 31, 2025	$949,000
Year ending December 31, 2026	874,000

$1,823,000